Organization (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Company's Subsidiaries and VIE
As of December 31, 2021, the Company’s subsidiaries and VIE are as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries
Cango Group Limited (“Cango HK”)	October 31, 2017	Hong Kong (“HK”)	100%	Investment holding
Express Group Development Limited (“Express Limited”)	June 30, 2016	HK	100%	Investment holding
Can Gu Long (Shanghai) Information Technology Consultation Service Co., Ltd. (“Cangulong” or Wholly Foreign Owned Enterprise “WFOE”)	January 25, 2018	PRC	100%	Investment holding
VIE
Shanghai Cango Investment and Management Consultation Service Co., Ltd. (“Shanghai Cango”)	August 30, 2010	PRC	Nil	Provision of automotive financing facilitation, automobile trading transaction and aftermarket service facilitation.

Condensed Statements of Comprehensive Income
The table sets forth the results of operations of the VIE included in the Company’s consolidated statements of comprehensive income
 (loss):

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Revenues	1,440,068,825	2,052,431,752	3,921,688,104	615,398,441
Net income	353,558,726	399,366,632	37,717,411	5,918,685

Condensed Statements of Cash Flows
The table sets forth the cash flows of the VIE included in the Company’s consolidated statements of cash flows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	405,810,921	(626,884,394)	(374,886,851)	(58,827,928)
Net cash (used in) provided by investing activities	(782,481,722)	(81,038,760)	744,832,757	116,880,513
Net cash provided by (used in) financing activities	1,004,220,135	(71,082,260)	(554,832,190)	(87,065,278)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	—	(55,087)	(8,644)

Consolidated VIE [Member]
Condensed Balance Sheets	The table sets forth the assets and liabilities of the VIE’s included in the Company’s consolidated balance sheets:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Cash and cash equivalents	1,003,740,459	531,317,393	83,375,293
Other current assets	3,194,408,176	3,899,508,069	611,917,909

Total current assets	4,198,148,635	4,430,825,462	695,293,202

Finance lease receivables—non-current	1,454,499,864	1,029,262,174	161,513,695
Other non-current assets	1,754,832,407	2,272,293,047	356,572,364

Total non-current assets	3,209,332,271	3,301,555,221	518,086,059

Total assets	7,407,480,906	7,732,380,683	1,213,379,261

Short-term debts	355,816,940	579,776,131	90,979,527
Other current liabilities	2,088,849,541	2,561,535,815	401,960,866

Total current liabilities	2,444,666,481	3,141,311,946	492,940,393

Long-term debts	977,791,191	486,371,672	76,322,329
Other non-current liabilities	17,394,154	11,715,736	1,838,455

Total non-current liabilities	995,185,345	498,087,408	78,160,784

Total liabilities	3,439,851,826	3,639,399,354	571,101,177

Consolidated Trust, ABS's and ABN [Member]
Condensed Balance Sheets	The table sets forth the assets and liabilities of the consolidated Trusts and ABSs included in the Company’s consolidated balance sheets:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Finance lease receivables – current	605,746,128	—	—
Other current assets	224,309	—	—

Total current assets	605,970,437	—	—

Finance lease receivable – non-current	101,206,823	—	—
Total non-current assets	101,206,823	—	—

Total assets	707,177,260	—	—

Long-term debts—current	401,761,874	—	—
Other current liabilities	59,187	—	—

Total current liabilities	401,821,061	—	—

Long-term borrowings	—	—	—

Total non-current liabilities	—	—	—

Total liabilities	401,821,061	—	—